4. Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of provision for income taxes

Profit/(loss before) income taxes/(benefit):

	2012	2011	2010
	US$’000	US$’000	US$’000

The PRC and Hong Kong	13	(1,204)	(1,326)

The provision for income taxes consists of:

	2012	2011	2010
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	117	(46)	233

Total current provision	117	(46)	233

Deferred tax benefit:
The PRC and Hong Kong	25	(17)	(79)

Total deferred provision	25	(17)	(79)

Reconciling items from income tax

	2012	2011	2010
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	31	(263)	(203)
Change in valuation allowances	166	33	158
Under-provision for income tax in prior years	-	(10)	-
Non deductible expenses	(55)	177	199

Total provision for income tax at effective tax rate	142	(63)	154

Components of deferred tax assets

The components of deferred tax assets are as follows:

	2012	2011
	US$’000	US$’000

Tax losses	977	811
Temporary differences	(24)	1
Less: Valuation allowances	(691)	(525)

Net deferred tax assets	262	287

ZHEJIANG
Components of provision for income taxes

The provision for income taxes consists of:

	2012	2011	2010
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	3,218	8,912	4,249

Income taxes	3,218	8,912	4,249

Deferred tax benefit:	(784)	(993)	(1,481)

Total deferred taxes	(784)	(993)	(1,481)

Reconciling items from income tax
The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Income before income taxes	933	47,309	28,481

Computed tax using respective companies’statutory tax rates	140	7,096	4,289
Under/(over)-provision for income tax in prior years	1,358	512	(562)
Tax effect on revenue not subject to tax	(56)	(652)	(1,027)
Tax effect on expenses not deductible for tax purposes	992	963	68

Total provision for income tax at effective tax rate	2,434	7,919	2,768

Components of deferred tax assets	The components of deferred tax assets are as follows:
	2012	2011
	RMB’000	RMB’000

Tax losses	-	348
Allowance for doubtful debts	2,513	2,949

Net deferred tax assets	2,513	3,297